UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.3%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$1,745	$2,000,049
6.00%, 6/01/19	500	573,080
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	1,275	1,346,222

		3,919,351
Arizona — 6.3%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	3,300	3,725,502
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 7/01/45 (b)	455	492,751
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	4,280,250
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,296,193
5.00%, 12/01/37	4,585	5,887,094
University Medical Center Corp., RB, 6.50%, 7/01/19 (a)	750	873,465
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (a)	1,600	1,986,768

		18,542,023
Arkansas — 3.2%
City of Benton Arkansas, RB, 4.00%, 6/01/39	1,355	1,504,958
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	1,850	2,034,723
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,800	2,121,102
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	2,955	3,247,190

Municipal Bonds	Par (000)	Value
Arkansas (continued)
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	$465	$549,314

		9,457,287
California — 17.8%
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 3.25%, 11/15/36	1,230	1,279,077
Series B, 5.88%, 8/15/31	2,300	2,754,457
California Infrastructure & Economic Development Bank, Refunding RB, 4.00%, 11/01/45	3,330	3,640,956
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (b)	705	819,668
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 8/15/46	455	497,506
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (c)	1,500	1,637,970
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	3,000	3,552,120
Dinuba California Unified School District, GO, Election of 2006 (AGM), 5.75%, 8/01/19 (a)	535	617,144
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (c)	2,475	2,436,464
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (d)	12,000	5,652,960
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (d)	2,270	1,565,664
0.00%, 8/01/33 (d)	4,250	1,682,150
0.00%, 8/01/39 (c)	3,000	2,857,200
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (c)	4,200	4,937,688
State of California, GO, Refunding, Various Purposes:
5.00%, 2/01/38	2,000	2,393,960
4.00%, 10/01/44	2,520	2,807,633

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Various Purposes:
5.75%, 4/01/31	$3,000	$3,389,250
6.00%, 3/01/33	2,270	2,678,804
6.50%, 4/01/33	2,900	3,347,644
5.50%, 3/01/40	3,650	4,189,945

		52,738,260
Colorado — 0.6%
City & County of Denver Colorado, Refunding RB, Series A, 4.00%, 8/01/46	870	959,749
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/20 (a)	750	908,820

		1,868,569
Connecticut — 1.2%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	950	1,064,475
Trinity Health Corp., 3.25%, 12/01/36	150	155,636
South Central Connecticut Regional Water Authority, Refunding RB, Series B, 4.00%, 8/01/36	1,980	2,224,688

		3,444,799
Delaware — 2.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,800	2,027,106
Delaware Transportation Authority, RB:
5.00%, 6/01/45	3,000	3,609,840
5.00%, 6/01/55	1,430	1,685,813

		7,322,759
Florida — 9.1%
Capital Trust Agency Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 7/01/40	900	931,743
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	1,445	1,589,991

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/32 (d)	$4,225	$1,843,579
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/33 (d)	4,000	1,655,160
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/34 (d)	4,580	1,800,077
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/35 (d)	5,000	1,863,150
CAB, Subordinate Special Obligation, 0.00%, 10/01/32 (d)	5,000	2,930,500
CAB, Subordinate Special Obligation, 0.00%, 10/01/33 (d)	15,375	8,675,959
Series B, AMT, 6.00%, 10/01/32	3,000	3,770,580
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 4/01/45	1,390	1,653,405
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/32	200	220,346

		26,934,490
Georgia — 2.5%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	6,000	7,261,980
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	600	675,054
Idaho — 3.3%
Boise State University, Refunding RB, Series A:
3.00%, 4/01/36	2,925	2,949,453
3.13%, 4/01/39	365	371,694
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 3/01/39	3,000	3,501,900

2	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Idaho (continued)
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/18 (a)	$2,500	$2,824,100

		9,647,147
Illinois — 8.2%
Chicago Public Building Commission, RB, Series A (NPFGC), 7.00%, 1/01/20 (e)	5,000	5,837,800
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	2,400	2,548,872
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,735	1,984,163
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,110,720
Illinois Finance Authority, RB, Rush University Medical Center, Series C, 6.63%, 5/01/19 (a)	1,200	1,394,892
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,490	1,732,781
Roosevelt University Project, 6.50%, 4/01/44	1,500	1,658,955
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	5,000	5,023,250
6.00%, 6/01/28	1,700	2,038,572
State of Illinois, GO, 5.00%, 2/01/39	1,000	1,079,760

		24,409,765
Iowa — 1.2%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
Drake University Project, 3.00%, 4/01/34	1,000	1,034,820
Upper Iowa University Project, 5.75%, 9/01/30	965	1,023,595

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility (continued):
Upper Iowa University Project, 6.00%, 9/01/39	$1,500	$1,589,430

		3,647,845
Kansas — 2.8%
County of Seward Kansas Unified School District No. 480, GO, Refunding, 5.00%, 9/01/39	6,000	7,008,240
Kansas Development Finance Authority, Refunding RB, Sisters Leavenworth:
5.00%, 1/01/20 (a)	1,005	1,148,675
5.00%, 1/01/28	150	168,141

		8,325,056
Kentucky — 5.6%
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Norton Healthcare, Inc., 4.00%, 10/01/35 (f)	2,100	2,313,234
Kentucky Bond Development Corp., Refunding RB, Saint Elizabeth Medical Center, Inc., 4.00%, 5/01/35	875	971,959
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	3,400	3,945,938
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/23 (d)	8,500	7,167,030
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (c):
0.00%, 7/01/34	1,000	909,150
0.00%, 7/01/39	1,395	1,239,513

		16,546,824
Louisiana — 2.1%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	1,790	2,094,014

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	$1,565	$1,883,509
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	600	686,664
Louisiana Public Facilities Authority, Refunding RB, 4.00%, 11/01/45	1,365	1,448,456

		6,112,643
Maryland — 0.8%
County of Anne Arundel Maryland Consolidated, Special Taxing District, Villages at Two Rivers Project:
5.13%, 7/01/36	260	274,443
5.25%, 7/01/44	260	273,928
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,500	1,841,400

		2,389,771
Massachusetts — 1.8%
Massachusetts Development Finance Agency, RB, Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46	625	759,569
Massachusetts Development Finance Agency, Refunding RB:
Emmanuel College Issue, Series A, 4.00%, 10/01/46	1,380	1,451,870
International Charter School, 5.00%, 4/15/40	600	680,046
WGBH Educational Foundation, 3.00%, 1/01/42	2,430	2,402,638

		5,294,123
Michigan — 3.4%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	360	396,738
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,150	4,509,639

Municipal Bonds	Par (000)	Value
Michigan (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	$2,750	$3,186,645
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I:
6.25%, 10/15/18 (a)	1,000	1,123,730
6.25%, 10/15/38	740	826,277

		10,043,029
Minnesota — 2.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,905	2,131,923
City of St. Cloud Minnesota, Refunding RB, CentraCare Health System, Series A, 3.25%, 5/01/39	695	712,542
Minnesota Higher Education Facilities Authority, RB, College of St. Benedict, Series 8-K:
5.00%, 3/01/37	1,055	1,260,735
4.00%, 3/01/43	615	668,044
Minnesota Higher Education Facilities Authority, Refunding RB, University of St. Thomas, Series 8-L, 4.00%, 4/01/39	620	692,664
Minnesota Municipal Power Agency, RB, 4.00%, 10/01/41 (f)	710	783,173

		6,249,081
Mississippi — 3.2%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	673,884
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	1,910	2,155,225
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	2,655	2,973,308

4	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Mississippi (continued)
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/19 (a)	$3,150	$3,598,465

		9,400,882
Missouri — 2.0%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	1,350	1,506,735
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	582,130
A.T. Still University of Health Sciences, 4.25%, 10/01/32	480	534,163
A.T. Still University of Health Sciences, 5.00%, 10/01/39	750	878,835
Heartland Regional Medical Center, 4.13%, 2/15/43	700	751,226
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,500	1,772,850

		6,025,939
Montana — 0.1%
County of Gallatin School District No 7 Bozeman, GO, 3.00%, 6/01/36	265	271,408
Nebraska — 4.0%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	900	1,014,948
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	600	705,876
Gretna Public Schools, GO, Refunding, 3.00%, 12/15/39 (f)	1,540	1,528,712
Lincoln Airport Authority, Refunding RB, Series A, 4.00%, 7/01/40	780	869,731
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	2,535	2,982,352
4.00%, 1/01/44	600	645,996
Public Power Generation Agency, Refunding RB:
3.13%, 1/01/35	1,845	1,881,826

Municipal Bonds	Par (000)	Value
Nebraska (continued)
Public Power Generation Agency, Refunding RB (continued):
3.25%, 1/01/36	$2,075	$2,124,717

		11,754,158
Nevada — 0.9%
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,500	1,664,805
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	1,065	1,079,005

		2,743,810
New Jersey — 6.3%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (g)(h)	1,510	59,539
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	1,335	1,494,840
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	990	1,150,568
Goethals Bridge Replacement Project (AGM), 5.13%, 7/01/42	300	346,881
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, 3.50%, 7/01/31	1,150	1,226,820
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (a)	1,225	1,455,533
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 7/01/23	770	872,803
5.00%, 7/01/25	500	592,430
5.63%, 7/01/37	2,560	3,004,723
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	85	87,977
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	2,780	3,302,501

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	$1,600	$710,960
Transportation Program, Series AA, 5.00%, 6/15/44	1,850	2,051,650
Transportation Program, Series AA, 5.00%, 6/15/45	1,350	1,497,892
Transportation Program, Series AA, 5.00%, 6/15/46	600	665,250

		18,520,367
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	680	816,932
New York — 7.7%
City of New York New York, GO, Fiscal 2014, Sub-Series A-1, 5.00%, 8/01/35	2,380	2,879,157
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, 7.63%, 8/01/25 (i)	2,600	2,626,624
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium:
(AMBAC), 5.00%, 1/01/39	1,100	1,114,949
(AGC), 6.50%, 1/01/46	300	339,078
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	1,400	1,481,998
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,825	1,825,091
Hudson Yards Infrastructure Corp., RB, Series A (AGM), 5.00%, 2/15/47	500	511,520
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	2,475	2,760,169
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/39	3,495	4,310,908

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$1,250	$1,421,650
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	640	719,834
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	525	582,997
5.00%, 8/01/31	1,380	1,511,431
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	600	613,722

		22,699,128
North Carolina — 0.7%
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/18 (a)	1,750	1,978,183
North Dakota — 0.6%
City of Fargo North Dakota, GO, Series D, 4.00%, 5/01/37	795	880,312
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/21 (a)	720	859,514

		1,739,826
Ohio — 1.1%
City of Dayton Ohio Airport Revenue, Refunding ARB, James M Cox Dayton International Airport, AMT, 4.00%, 12/01/32	3,000	3,207,600
Oklahoma — 1.8%
Edmond Public Works Authority, RB, 4.00%, 7/01/41	1,540	1,707,552
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/36	800	951,448
5.00%, 10/01/39	280	331,752
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	570	621,842

6	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Oklahoma (continued)
Oklahoma Water Resources Board, RB, Clean Water Program, 4.00%, 4/01/40	$1,475	$1,657,516

		5,270,110
Oregon — 2.9%
County of Lane Oregon School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 6/15/40 (d)	1,500	730,710
Klamath Falls Intercommunity Hospital Authority, Refunding RB, Sky Lakes Medical Center Project:
3.00%, 9/01/35	1,130	1,110,587
3.00%, 9/01/41	950	933,498
5.00%, 9/01/46	340	406,990
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/19 (a)	1,250	1,431,087
Oregon Health & Science University, Refunding RB, Series B, 4.00%, 7/01/46	925	1,039,321
State of Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/45	2,485	2,949,546

		8,601,739
Pennsylvania — 3.8%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	2,535	2,491,423
Delaware River Port Authority, RB:
4.50%, 1/01/32	3,000	3,465,630
Series D (AGM), 5.00%, 1/01/40	3,640	4,107,594
Mckeesport Area School District, GO, CAB, Refunding (NPFGC), 0.00%, 10/01/31 (d)(e)	500	375,290
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	810	911,631

		11,351,568
Rhode Island — 4.9%
Rhode Island Commerce Corp., RB, Airport Corporation:
5.00%, 7/01/41	430	511,451
5.00%, 7/01/46	540	639,203

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/19 (a)	$3,000	$3,467,700
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation Group, 4.00%, 5/15/36 (f)	480	511,541
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	3,345	4,037,080
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	1,330	1,467,150
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,113,150
Series B, 4.50%, 6/01/45	2,725	2,913,406

		14,660,681
Tennessee — 3.4%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	2,945	3,394,378
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, 5.00%, 10/01/44	875	1,011,255
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,284,491
5.38%, 11/01/28	1,000	1,138,450
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	1,200	1,347,972
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	1,075	1,297,245

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.00%, 10/01/45	$610	$715,079

		10,188,870
Texas — 8.0%
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (a):
7.13%, 12/01/18	1,000	1,149,410
7.25%, 12/01/18	2,650	3,053,595
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (d)	5,000	2,000,950
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	2,200	2,502,368
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (d)	16,780	7,059,681
Leander ISD, GO, Refunding, Go, Refunding, CAB, Series D, 0.00%, 8/15/35 (d)	6,000	3,002,460
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,140	1,380,700
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 6/30/40	3,000	3,554,970

		23,704,134
Utah — 0.2%
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 4/15/42	600	640,584
Vermont — 2.4%
University of Vermont & State Agricultural College, Refunding RB:
4.00%, 10/01/37	3,495	3,899,406
4.00%, 10/01/43	2,000	2,209,240

Municipal Bonds	Par (000)	Value
Vermont (continued)
Vermont Student Assistance Corp., RB, AMT, Series A, 4.25%, 6/15/32	$950	$1,025,820

		7,134,466
Virginia — 0.7%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,755	2,096,470
Washington — 0.8%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/19 (a)	2,100	2,437,638
West Virginia — 1.3%
County of Berkeley Public Service Sewer District, Refunding RB (BAM):
5.00%, 6/01/36	615	732,379
3.25%, 6/01/41	615	627,810
3.38%, 6/01/46	920	950,351
West Virginia Hospital Finance Authority, Refunding RB, West Virginia United Health System Obligated Group:
3.00%, 6/01/36	615	609,526
3.25%, 6/01/39	1,035	1,047,172

		3,967,238
Wisconsin — 2.0%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 8/01/35	435	448,033
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Medical College of Wisconsin, Inc., 4.00%, 12/01/46	955	1,043,146
Medical Monroe Clinic, Inc., 3.00%, 2/15/35 (f)	1,690	1,675,736
Medical Monroe Clinic, Inc., 4.00%, 2/15/38 (f)	1,230	1,324,636
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 7/01/37	1,330	1,582,328

		6,073,879
Total Municipal Bonds — 135.1%		400,115,466

8	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
California — 1.8%
State of California, GO, Refunding, Various Purposes, (NPFGC) (a):
5.00%, 6/01/17	$5,000	$5,190,650
Colorado — 1.9%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 5/01/18 (a)	5,250	5,656,928
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,902	4,709,779
Minnesota — 2.0%
State of Minnesota, RB, Series A, 5.00%, 6/01/38	5,000	5,982,450
New Jersey — 1.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (k)	2,861	3,164,285
New York — 8.9%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	1,600	1,824,208
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (a)	159	174,245
5.75%, 6/15/40	531	581,911
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,000	4,776,291
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	917,568
Series A, 4.75%, 6/15/17 (a)	754	781,400
Series A, 4.75%, 6/15/30	3,246	3,363,960
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)	1,750	2,069,011

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
New York (continued)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$4,500	$5,417,529
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/18 (a)	3,359	3,639,720
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	2,360	2,821,781

		26,367,624
Ohio — 1.6%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 4/28/18 (a)	1,740	1,872,988
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,600	2,771,340

		4,644,328
Texas — 0.9%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,380	2,818,301
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.8%		58,534,345
Total Long-Term Investments (Cost — $402,794,246) — 154.9%		458,649,811

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.26% (l)(m)	79,653	79,653
Total Short-Term Securities (Cost — $79,653) — 0.0%		79,653

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Value
Total Investments (Cost — $402,873,899*) — 154.9%	$458,729,464
Liabilities in Excess of Other Assets — (1.8)%	(5,377,486)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.6)%	(31,315,803)
VMTP Shares, at Liquidation Value — (42.5)%	(125,900,000)

Net Assets Applicable to Common Shares — 100.0%	$296,136,175

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$371,645,005

Gross unrealized appreciation	$57,313,547
Gross unrealized depreciation	(1,515,103)

Net unrealized appreciation	$55,798,444

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Zero-coupon bond.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	When-issued security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Non-income producing security.

(i)	Variable rate security. Rate as of period end.

(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(k)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $3,148,888.

(l)	During the period ended July 31, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Net Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,080,099	(1,000,446)	79,653	$79,653	$2,704

(m)	Current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds

10	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(27)	5-Year U.S. Treasury Note	September 2016	$3,294,422	$604
(59)	10-Year U.S. Treasury Note	September 2016	$7,849,766	(34,788)
(46)	Long U.S. Treasury Bond	September 2016	$8,024,125	(198,725)
(10)	Ultra U.S. Treasury Bond	September 2016	$1,905,312	(46,984)
Total				$(279,893)

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2016	11

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$458,649,811	—	$458,649,811
Short-Term Securities	$79,653	—	—	79,653

Total	$79,653	$458,649,811	—	$458,729,464

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$604	—	—	$604
Liabilities:
Interest rate contracts	(280,497)	—	—	(280,497)

Total	$(279,893)	—	—	$(279,893)

[1]    See above Schedule of Investments for values in each state.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$42,347	—	—	$42,347
Cash pledged for financial futures contracts	323,050	—	—	323,050
Liabilities:
TOB Trust Certificates	—	$(31,286,015)	—	(31,286,015)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

Total	$365,397	$(157,186,015)	—	$(156,820,618)

During the period ended July 31, 2016, there were no transfers between levels.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2016	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date:	September 21, 2016